Annual Total Returns - Templeton Emerging Markets Bond Fund [BarChart] - Templeton Income Trust-25 - Templeton Emerging Markets Bond Fund - Class A	May 01, 2021
Bar Chart Table:
Annual Return 2014	(2.70%)
Annual Return 2015	(3.30%)
Annual Return 2016	10.41%
Annual Return 2017	10.21%
Annual Return 2018	(3.30%)
Annual Return 2019	1.33%
Annual Return 2020	(6.80%)